Trade and other receivables - Schedule of Other Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
VAT / GST receivables	$ 540,708	$ 405,281
Prepayments	427,288	1,280,657
Deposits	496,154	355,149
Other receivables	564,117	74,027
Total	$ 2,028,267	$ 2,115,114